Consolidated statement of comprehensive income - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of comprehensive income
Net income for the year	BRL 1,093,344	BRL 1,663,616	BRL 356,985
Items that will not be reclassified to profit or loss
Actuarial gains (loss) on post-employment benefit obligations (Note 30(c))	11,481	(39,427)	8,721
Share of other comprehensive income - Veracel post-employment benefit obligations (Note 30(c))	(1,386)	(370)	(291)
Total other comprehensive income that will not be reclassified to profit or loss, before tax	10,095	(39,797)	8,430
Tax effect regarding above items	(3,433)	13,530	(2,864)
Total items that will not be reclassified to profit or loss	6,662	(26,267)	5,566
Foreign exchange effect on available-for-sale financial assets (Note 17 (b))
Ensyn Corporation ("Ensyn")	1,566	(20,682)	31,853
CelluForce Inc. ("CelluForce")	1,106	(522)
Spinnova Oy ("Spinnova")	1,213
Total other comprehensive income that will be reclassified to profit or loss, before tax	3,885	(21,204)	31,853
Tax effect regarding above items	(1,320)	7,210	(10,830)
Total items that may be subsequently reclassified to profit or loss	2,565	(13,994)	21,023
Total other comprehensive income (loss) for the year, net of taxes	9,227	(40,261)	26,589
Total comprehensive income for the year, net of taxes	1,102,571	1,623,355	383,574
Attributable to
Shareholders of the Company	1,094,492	1,614,587	368,774
Non-controlling interest	BRL 8,079	BRL 8,768	BRL 14,800